Note Receivable (Details Narrative) - USD ($)	Dec. 13, 2020	Feb. 20, 2023	Dec. 12, 2022
Short-Term Debt [Line Items]
Debt instrument face amount			$ 3,961,000
Debt instrument interest rate		2.00%
L&F Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 351,579
Debt instrument interest rate	1.17%
Prepay of note, description	L&F is required to immediately prepay the L&F Note and all accrued and unpaid interest on the L&F Note with the following: (a) 100% of the proceeds of the second $500,000 of milestone payments paid by ZyVersa to L&F pursuant to the terms of the license agreement (See Note 10- Commitments and Contingencies), (b) 100% of the gross proceeds from the sale of common stock by L&F to ZyVersa pursuant to the terms of the Put Option (See Note 11 – Stockholders’ Permanent and Temporary Equity), (c) 100% of the gross proceeds in excess of $1.00 per share from the sale of ZyVersa common stock by L&F to any party other than ZyVersa and (d) proceeds received in connection with certain liquidation events as defined in the agreement. Commencing on December 13, 2021 and, so long as the principal amount of the L&F Note remains outstanding, on each December 13 through December 13, 2025, the Company will pay L&F an annual administrative fee equal to $6,000.
Debt instrument milestone payment	$ 500,000
Administrative fee	$ 6,000